Income Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income (loss) before income taxes
United States	$ (390,099)	$ (18,311)
Foreign	(41,156)	883
Total	$ (431,255)	$ (17,428)